Subsequent Events - Oncology Association Acquisition (Details) - TOI Parent Inc. - Subsequent events - Oncology Association	Apr. 30, 2021 USD ($) installment
Subsequent Events
Consideration for asset purchase	$ 500,000
Consideration paid in cash at closing	$ 200,000
Number of cash installments in annual anniversary | installment	3